Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	December 31,
	2018	2017
Cost:
Technology	$4,284,315	$4,284,315
Backlog	45,996	45,996

	4,330,311	4,330,311

Accumulated amortization:	508,467	37,694

Intangible assets, net	$3,821,844	$4,292,617